CORNERCAP GROUP OF FUNDS
THE PEACHTREE, SUITE 1700, 1355 PEACHTREE SUITE NE
ATLANTA, GEORGIA 30309

May 31, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	CornerCap Group of Funds (the "Registrant") File Nos. 033-03149/811-04581 Post-Effective Amendment ("PEA") No. 58

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the "1933 Act"), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 58 (the "Amendment") to the Registrant's Registration Statement on Form N-1A.

The Registrant is filing the Amendment for the purpose of (i) bringing the financial statements up to date under section 10(a)(3) of the 1933 Act; (ii) making certain changes to the definitions of "small-cap", large-cap" and "mid-cap" with respect to the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and the CornerCap Large/Mid-Cap Value Fund (the "Funds"); and (iii) making certain other non-material changes which the Registrant deems appropriate. Because the Registrant believes this filing does not include any materials changes other than the definitional changes noted above, the Registrant requests that the staff of the Securities and Exchange Commission ("Staff") provide a review limited only to these definitional changes.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of responding to any comments conveyed by the Staff on the Amendment, and making certain other non-material changes to the Funds' Prospectuses and Statement of Additional Information.

If you have any questions or comments concerning the foregoing, please contact me at (404) 870-0700 or by email at jhackney@cornercap.com.

Sincerely,

/s/ John A. Hackney

John A. Hackney

Chief Compliance Officer and Secretary to the Registrant

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